Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of transactions between related parties [line items]
Sales of an intangible asset to a joint venture	¥ 0	$ 0	¥ 0	¥ 101,390
Sales of machineries and equipment to a joint venture	3,164	457	0	0
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of engines, components and parts	983,923	142,128	974,112	924,971
Purchase of components, parts, supplies and engines	2,029,233	293,123	1,683,296	1,614,814
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Hospitality, restaurant, consultancy and other service income	9,738	1,407	11,536	18,427
Service charge charged by	5,948	859	833	2,094
Rental income	2,931	423	2,914	3,834
Hong Leong Asia Limited and its affiliates [member]
Disclosure of transactions between related parties [line items]
Selling, general and administrative expenses	3,648	527	8,968	9,194
GY and its affiliates [member]
Disclosure of transactions between related parties [line items]
Sales of engines, components and parts	557,549	80,538	2,120,542	2,034,304
Purchase of components, parts, supplies and engines	2,581,826	372,945	1,927,305	1,804,457
Hospitality, restaurant, consultancy and other service income	39,040	5,639	25,521	18,023
Rental income	12,636	1,825	12,657	12,227
Property management service expenses	24,252	3,503	22,873	24,668
Selling, general and administrative expenses	115,073	16,622	98,486	34,178
Delivery, storage, distribution and handling expenses	210,078	30,346	183,020	212,566
Payments For Lease Liabilities	¥ 25,161	$ 3,635	¥ 19,225	¥ 19,615